New Accounting Pronouncements (Details) $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($)
New Accounting Pronouncements
Right-of-use assets	$ 27.4
Lease liabilities	$ 27.9
Weighted average remaining lease term	3 years 1 month 6 days
Weighted-average discount rate	4.70%